Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	220,023,806.12	15,875
Yield Supplement Overcollateralization Amount 11/30/21	6,668,636.96	0
Receivables Balance 11/30/21	226,692,443.08	15,875
Principal Payments	12,101,482.93	845
Defaulted Receivables	146,064.15	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	6,149,559.69	0
Pool Balance at 12/31/21	208,295,336.31	15,021

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.38%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,938,246.64	99
Past Due 61-90 days	741,327.79	39
Past Due 91-120 days	38,168.59	3
Past Due 121+ days	0.00	0
Total	2,717,743.02	141

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.27%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	66,641.33
Aggregate Net Losses/(Gains) - December 2021	79,422.82
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.42%
Prior Net Losses/(Gains) Ratio	-0.11%
Second Prior Net Losses/(Gains) Ratio	-0.32%
Third Prior Net Losses/(Gains) Ratio	0.56%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.27%
Weighted Average Contract Rate, Yield Adjusted	6.40%
Weighted Average Remaining Term	35.43

Flow of Funds	$ Amount
Collections	12,967,156.57
Investment Earnings on Cash Accounts	55.29
Servicing Fee	(188,910.37)
Transfer to Collection Account	-
Available Funds	12,778,301.49

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	388,721.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	7,577,819.24
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	570,328.79
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	12,778,301.49

Servicing Fee	188,910.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 12/15/21	215,873,155.55
Principal Paid	11,728,469.81
Note Balance @ 01/18/22	204,144,685.74

Class A-1
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-3
Note Balance @ 12/15/21	96,703,155.55
Principal Paid	11,728,469.81
Note Balance @ 01/18/22	84,974,685.74
Note Factor @ 01/18/22	31.5961500%

Class A-4
Note Balance @ 12/15/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	81,820,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	24,900,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	12,450,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	479,502.89
Total Principal Paid	11,728,469.81
Total Paid	12,207,972.70

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	208,717.64
Principal Paid	11,728,469.81
Total Paid to A-3 Holders	11,937,187.45

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5790748
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.1639633
Total Distribution Amount	14.7430381

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7760751
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.6099867
Total A-3 Distribution Amount	44.3860618

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	646.10
Noteholders' Principal Distributable Amount	353.90

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	2,075,325.29
Investment Earnings	46.04
Investment Earnings Paid	(46.04)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$885,887.38	$789,866.71	$796,643.99
Number of Extensions	48	36	37
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.33%	0.32%